Condensed Financial Information of The Parent Company (Tables)	12 Months Ended
Sep. 30, 2022
Condensed Financial Information Disclosure [Abstract]
Schedule of condensed financial information
	As of September 30,
	2022	2021
ASSETS
Cash and cash equivalents	$17,673	$-
Prepayments, deposits and other current assets	8,828,142	-
Investment in subsidiaries	13,340,885	10,857,182
Total assets	$22,186,700	$10,857,182

LIABILITIES AND SHAREHOLDERS’ EQUITY

Total liabilities	$-	$-

SHAREHOLDERS’ EQUITY
Common stock, $0.0001 par value, 500,000,000 shares authorized, 14,006,250 and 10,250,000 shares issued and outstanding as of September 30, 2022 and 2021	1,401	1,013
Additional paid-in capital	23,256,219	10,856,169
Retained earnings	(1,070,920)	-
Accumulated other comprehensive loss	-	-
Total equity of the Company’s shareholders	22,186,700	10,857,182
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$22,186,700	$10,857,182

	For the years ended September 30,
	2022	2021	2020
Operating expenses:		-	-
General and administrative expenses	$(1,070,920)	$-	$-
Total operating expenses	(1,070,920)

Net loss	$(1,070,920)	$-	$-
Other comprehensive loss:			-
Foreign currency translation adjustment, net of nil tax	$(1,070,920)	$-	$-

Total comprehensive loss	$(1,070,920)	$-	$-

	For the years ended September 30,
	2022	2021	2020
Cash Flows from Operating Activities:
Net loss	$(1,070,920)	$-	$-
Changes in operating assets and liabilities:
Prepaid expenses and other receivables	(556,141)	-	-
Net cash used in operating activities	(1,627,061)	-	-

Cash Flows from Investing Activities:
Long-term investment	(4,078,601)	-	-
Net cash used in investing activities	(4,078,601)	-	-

Cash Flows from Financing Activities:
Proceeds received from stock issuance	12,409,022
Payments to related parties	(6,685,687)	-	-
Net cash provided by financing activities	5,723,335	-	-

Effect of changes in currency exchange rates	-	-	-

Net (decrease) increase in cash and cash equivalents	17,673	-	-
Cash, cash equivalents and restricted cash at the beginning of year	-	-	-
Cash and cash equivalents and restricted cash at the end of year	$17,673	$-	$-